DIRECT COMMERCIAL PROPERTY EXPENSE - Future Operating and Finance Lease Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about investment property
Total	$ 6,136	$ 1,862
Less than 1 year
Disclosure of detailed information about investment property
Total	104	34
1-5 years
Disclosure of detailed information about investment property
Total	401	120
More than 5 years
Disclosure of detailed information about investment property
Total	$ 5,631	$ 1,708